Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Provision for Income Taxes

The provision for income taxes in the Consolidated Statements of Operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2011 – 28.25%). The differences are as follows:

	2012	2011
Expected income tax expense / (recovery) at Canadian statutory rate	$2,527	$1,555
Increase (decrease) resulting from:
Recognition of deferred credit	(5,092)	(6,581)
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(6,282)	(1,592)
Non-taxable corporate dividend	(666)	(591)
Non-controlling interests share of income	(2,835)	(1,317)
Production tax credit	(676)	—
Allowance for equity funds used during construction	(402)	—
Change in valuation allowances	—	(16,834)
Foreign currency on intercompany items	—	2,250
Other	(140)	563

Income tax recovery	$(13,566)	$(22,547)

Income (Loss) Before Taxes

For the years ended December 31, 2012 and 2011, income/(loss) from continuing operations before taxes consists of the following:

	2012	2011
Canadian operations	$15,252	$(5,242)
U.S. operations	(5,715)	10,749

	$9,537	$5,507

Income Tax Expenses Attributable to Income (Loss)

Income tax expense (recovery) attributable to income/(loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2012
Canada	$127	$(137)	$(10)
United States	611	(14,167)	(13,556)

	$738	$(14,304)	$(13,566)

Year ended December 31, 2011
Canada	$268	$(1,936)	$(1,668)
United States	32	(20,911)	(20,879)

	$300	$(22,847)	$(22,547)

Tax Effect of Temporary Difference Between Assets and Liabilty

The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	2012	2011
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$184,845	$119,340
Outside basis in partnership	2,533	—
Financial derivatives	211	2,233
Pension and OPEB	5,011	—
Acquisition related costs	5,134	2,009
Regulatory accounts	9,407	4,313
Production tax credit	673	—
Reserves not currently deductible	1,276	—
Other	136	—

Total deferred income tax assets	209,226	127,895

Less: Valuation allowance	(15,062)	(15,062)

Total deferred tax assets	194,164	112,833

Deferred tax liabilities:
Property, plant and equipment	(202,553)	(77,273)
Intangible assets	(5,478)	(7,812)
Other	—	(1,009)

Total deferred tax liabilities	(208,031)	(86,094)

Net deferred tax assets/(liabilities)	$(13,867)	$26,739

Deferred Income Taxes

Deferred income taxes are classified in the financial statements as:

	2012	2011
Current deferred income tax asset	$10,567	$13,022
Non-current deferred income tax asset Current deferred income tax liability	77,497 (1,133)	67,671 (723)
Non-current deferred income tax liability	(100,798)	(53,231)

	$(13,867)	$26,739

Non Capital Losses Carry Forwards

As at December 31, 2012, the Company had non-capital losses carry forwards available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital losses carry forwards
2015	$5,426
2026 and onwards	390,633

$396,059